INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Patent costs	$ 86,796	$ 53,482
Amortization of patent costs	$ 310	194
Capitalized patent costs		$ 0